Fees Summary	Jul. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 903,000.00
Previously Paid Amount	0.00
Total Fee Amount	133.28
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 133.28
Narrative - Max Aggregate Offering Price	$ 903,000.00
Final Prospectus	true